UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Management LLC
Address: 222 Berkeley Street 12th Floor

         Boston, MA  02116

13F File Number:  28-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kaster
Title:     Chief Operating Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

    /s/ Chris Kaster        Boston, MA     	April 28, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $81,685 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107     3534   600000 SH       SOLE                   390000   210000        0
ADVANCED MICRO DEVICES INC     COM              007903107     3534   600000 SH  PUT  SOLE                   390000   210000        0
ANGIOTECH PHARMACEUTICALS IN   COM              034918102      105    50000 SH       SOLE                    32500    17500        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     2143   100000 SH       SOLE                    70000    30000        0
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208     4107   695000 SH       SOLE                   507750   187250        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107     3749  4400000 SH       SOLE                  3080000  1320000        0
CHARTER COMMUNICATIONS INC D   NOTE 6.500%10/0  16117MAF4      579  1316000 PRN      SOLE                   856000   460000        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     7762   265652 SH       SOLE                   265652        0        0
COLUMBUS ACQUISITION CORP      COM              198851107     1784   237200 SH       SOLE                   237200        0        0
COMCAST CORP NEW               CL A             20030N101    15569   805000 SH       SOLE                   603750   201250        0
COMCAST CORP NEW               CL A             20030N101     4835   250000 SH  PUT  SOLE                   187500    62500        0
CROCS INC                      COM              227046109      566    32411 SH       SOLE                    32411        0        0
CROCS INC                      COM              227046109     2736   156600 SH  PUT  SOLE                   156600        0        0
DANA HOLDING CORP              COM              235825205      346    34642 SH       SOLE                    34642        0        0
FINLAY ENTERPRISES INC         COM NEW          317884203       93   144826 SH       SOLE                   144826        0        0
GENERAL COMMUNICATION INC      CL A             369385109      838   136434 SH       SOLE                   136434        0        0
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7     4193  6000000 PRN      SOLE                  4200000  1800000        0
MBF HEALTHCARE ACQUISITION C   COM              552650103     3845   499400 SH       SOLE                   499400        0        0
MBF HEALTHCARE ACQUISITION C   *W EXP 04/16/201 552650111      120   499400 SH       SOLE                   499400        0        0
MI DEVS INC                    CL A SUB VTG     55304X104     7180   250000 SH       SOLE                   250000        0        0
MILACRON INC                   COM NEW          598709301      508   200000 SH       SOLE                   200000        0        0
MYRIAD GENETICS INC            COM              62855J104     3223    80000 SH  PUT  SOLE                    80000        0        0
NORTEL NETWORKS CORP NEW       NOTE 4.250% 9/0  656568AB8     3703  3750000 PRN      SOLE                  2494000  1256000        0
SPANISH BROADCASTING SYS INC   CL A             846425882     3267  1845958 SH       SOLE                  1200883   645075        0
TENET HEALTHCARE CORP          COM              88033G100      566   100000 SH  PUT  SOLE                    65000    35000        0
TIME WARNER CABLE INC          CL A             88732J108     2694   107841 SH       SOLE                    75563    32278        0
U S CONCRETE INC               COM              90333L102      106    28003 SH       SOLE                    18203     9800        0